Condensed Consolidated Interim Statements of Stockholders' Equity (Deficiency) (Unaudited) (Parenthetical)	Dec. 31, 2023
Preferred Stock, Convertible, Conversion Ratio	0.1789
Series A-1 preferred stock [Member]
Preferred Stock, Convertible, Conversion Ratio	1.132
Series B Preferred Stock [Member]
Preferred Stock, Convertible, Conversion Ratio	1.191
Series A Preferred Stock [Member]
Preferred Stock, Convertible, Conversion Ratio	1.188